Temporary Equity - Schedule of Temporary Equity (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($) shares
Total temporary equity, beginning balance | $	$ 462
Total temporary equity, shares, beginning balance | shares	461,839
Total temporary equity, ending balance | $
Total temporary equity, shares, ending balance | shares	0
Series D Preferred Stock [Member]
Total temporary equity, beginning balance | $	$ 462
Total temporary equity, shares, beginning balance | shares	461,839
Issuance of Series D convertible preferred stock for cash | $	$ 203
Issuance of Series D convertible preferred stock for cash, shares | shares	203,000
Offering cost related to issuance of Series D convertible preferred stock | $	$ (3)
Offering cost related to issuance of Series D convertible preferred stock, shares | shares
Deemed dividends related to immediate accretion of offering cost | $	$ 3
Deemed dividends related to immediate accretion of offering cost, shares | shares
Accrued Series D preferred stock dividends | $	$ 17
Accrued Series D preferred stock dividends, shares | shares	17,198
Bifurcated redemption feature of Series D convertible preferred stock | $	$ (171)
Bifurcated redemption feature of Series D convertible preferred stock, shares | shares
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock | $	$ 171
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock, shares | shares
Redemption of Series D preferred stock (including accrued dividends) | $	$ (682)
Redemption of Series D preferred stock (including accrued dividends), shares | shares	(682,037)
Total temporary equity, ending balance | $
Total temporary equity, shares, ending balance | shares